Share Capital (Schedule Of Fair Value Of Derivative Financial Liability) (Detail) (2012 Rights Offering [Member], USD $)	1 Months Ended
	Jul. 19, 2012 ExchangeRate	Jun. 14, 2012 ExchangeRate
2012 Rights Offering [Member]
Theoretical ex-rights share price	$ 8.93	$ 9.52
Risk-free rate of return	0.00%	0.17%
Spot Cdn$ exchange rate	1.02	0.98